Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 81.79%
BANK LOANS — 6.69%*
Communications — 0.55%
Diamond Sports Group, LLC,
Term Loan, 2nd Lien
(SOFR plus 3.25%)
4.43% 08/24/26
1
$ 17,864 $ 4,347
GTT Communications, Inc.,
Term Loan B, 1st Lien
(PRIME plus 3.75%)
8.50% 05/31/25
1
16,730 13,224
17,571
Consumer Discretionary — 0.26%
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.00%)
8.15% 01/24/30
1
9,000 8,280
Entertainment — 0.72%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.00% 02/28/25
1
15,802 10,077
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 7.00%)
7.00% 05/23/24
1
11,705 13,133
23,210
Food — 0.32%
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 06/08/28
1
10,777 10,197
Health Care — 0.64%
Cano Health, LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
5.63% 11/23/27
1
12,870 11,792
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.50%)
7.19% 06/26/26
1
12,903 8,935
20,727
Industrials — 1.40%
Protective Industrial Products, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 12/29/27
1
12,902 12,386
SPX FLOW, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
6.13% 04/05/29
1
7,453 6,965
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 05/30/24
1
$ 16,867 $ 14,785
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
12,307 10,862
44,998
Information Technology — 0.51%
Central Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 0.00%)
0.00% 07/06/29
1
5,000 4,740
Magenta Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.23% 07/27/28
1
12,935 11,665
16,405
Materials — 0.50%
Geon Performance Solutions, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.17% 08/18/28
1
12,903 12,258
Intertape Polymer Group, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
6.34% - 6.86% 06/15/28
1
4,000 3,663
15,921
Retail — 0.52%
Staples, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 450%)
4.50% 09/12/24
1
2,500 2,315
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
9.17% 02/04/28
1
15,500 14,544
16,859
Services — 0.70%
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.50% 03/06/26
1,2,3
33,000 22,638
Transportation — 0.57%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.92% 09/01/27
1
20,000 18,300
Total Bank Loans
(Cost $247,525) 215,106

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES — 66.72%*
Automotive — 1.33%
Ford Motor Credit Co. LLC
3.09% 01/09/23 $ 14,000 $ 13,948
Ford Motor Credit Co. LLC
(MTN)
3.55% 10/07/22 29,000 28,981
42,929
Banking — 0.88%
Bank of America Corp.,
Series RR
4.38%
4,5
10,000 8,307
Bank of New York Mellon Corp. (The),
Series I
3.75%
4,5
10,000 8,275
U.S. Bancorp
3.70%
4,5
15,000 11,579
28,161
Communications — 16.90%
Altice France SA
(France)
5.13% 01/15/29
6,7
13,000 9,914
5.50% 10/15/29
6,7
14,000 10,743
8.13% 02/01/27
6,7
11,000 10,157
Cable One, Inc.
4.00% 11/15/30
6
25,000 20,605
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 02/01/31
6
3,000 2,468
4.50% 08/15/30
6
3,000 2,518
5.50% 05/01/26
6
39,000 38,113
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.25% 01/15/34
6
20,000 15,519
4.50% 06/01/33
6
3,000 2,389
4.75% 02/01/32
6
24,000 19,770
Cogent Communications Group, Inc.
7.00% 06/15/27
6
6,000 5,745
CommScope, Inc.
4.75% 09/01/29
6
20,000 16,215
CSC Holdings LLC
4.50% 11/15/31
6
34,000 26,293
4.63% 12/01/30
6
24,000 16,200
5.38% 02/01/28
6
6,000 5,205
6.50% 02/01/29
6
18,000 16,292
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
6
26,000 6,533
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
6
27,000 23,074
DISH DBS Corp.
5.13% 06/01/29 13,000 7,995
5.25% 12/01/26
6
16,000 12,571
DISH Network Corp.
3.38% 08/15/26 26,000 17,628
Gray Escrow II, Inc.
5.38% 11/15/31
6
35,000 28,068
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
6,7
$ 22,000 $ 18,199
Level 3 Financing, Inc.
3.63% 01/15/29
6
4,000 3,075
4.25% 07/01/28
6
28,000 22,462
4.63% 09/15/27
6
16,000 13,687
Lumen Technologies, Inc.
4.00% 02/15/27
6
4,000 3,386
4.50% 01/15/29
6
41,000 30,708
National CineMedia LLC
5.75% 08/15/26 9,000 4,152
Nexstar Media, Inc.
4.75% 11/01/28
6
11,000 9,637
Scripps Escrow II, Inc.
5.38% 01/15/31
6
10,000 8,000
Sinclair Television Group, Inc.
4.13% 12/01/30
6
14,000 11,123
Sirius XM Radio, Inc.
3.88% 09/01/31
6
19,000 15,166
5.50% 07/01/29
6
3,000 2,759
T-Mobile USA, Inc.
2.63% 04/15/26 36,000 32,702
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
6,7
3,000 2,688
Vmed O2 UK Financing I PLC
(United Kingdom)
4.75% 07/15/31
6,7
20,000 16,200
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
6,7
19,000 15,789
Zayo Group Holdings, Inc.
4.00% 03/01/27
6
24,000 19,955
543,703
Consumer Discretionary — 2.78%
Edgewell Personal Care Co.
5.50% 06/01/28
6
7,000 6,413
Everi Holdings, Inc.
5.00% 07/15/29
6
18,000 15,435
Magallanes, Inc.
5.14% 03/15/52
6
30,000 25,225
Spectrum Brands, Inc.
3.88% 03/15/31
6
5,000 4,038
5.50% 07/15/30
6
17,000 15,470
Triton Water Holdings, Inc.
6.25% 04/01/29
6
22,000 15,840
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
6
8,000 7,020
89,441
Consumer Products — 0.36%
Newell Brands, Inc.
4.88% 06/01/25 10,000 9,800

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Products (continued)
Spectrum Brands, Inc.
5.00% 10/01/29
6
$ 2,000 $ 1,735
11,535
Electric — 0.38%
Pike Corp.
5.50% 09/01/28
6
15,000 12,199
Energy — 6.69%
Energy Transfer LP,
Series B
6.63%
4,5
34,000 25,165
EQM Midstream Partners LP
7.50% 06/01/30
6
8,000 7,693
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 24,000 20,342
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
6
8,000 7,210
Occidental Petroleum Corp.
0.00% 10/10/36
8
98,000 48,715
SM Energy Co.
6.50% 07/15/28 17,000 15,834
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 24,000 21,360
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
6,7
4,500 4,293
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
6,7
18,900 17,645
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 2,000 1,822
6.88% 09/01/27 15,000 13,333
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
6
5,000 4,387
4.13% 08/15/31
6
32,000 27,512
215,311
Entertainment — 0.45%
Cinemark USA, Inc.
5.25% 07/15/28
6
10,000 8,055
Live Nation Entertainment, Inc.
4.75% 10/15/27
6
7,000 6,248
14,303
Finance — 0.96%
American Express Co.,
Series D
3.55%
4,5
10,000 8,100
Charles Schwab Corp. (The)
5.00%
4,5
13,000 11,686
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
6
5,000 4,456
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase & Co.,
Series KK
3.65%
4,5
$ 8,000 $ 6,572
30,814
Food — 5.41%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
6
5,000 4,232
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
6,7
20,000 16,465
4.38% 02/02/52
6,7
32,000 22,603
Kraft Heinz Foods Co.
4.25% 03/01/31 4,000 3,808
4.38% 06/01/46 7,000 5,835
5.00% 06/04/42 3,000 2,746
5.20% 07/15/45 23,000 21,335
Pilgrim's Pride Corp.
3.50% 03/01/32
6
54,000 42,413
Post Holdings, Inc.
5.75% 03/01/27
6
33,000 32,134
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
6
9,000 7,615
TreeHouse Foods, Inc.
4.00% 09/01/28 18,000 14,690
173,876
Gaming — 1.12%
Caesars Entertainment, Inc.
4.63% 10/15/29
6
6,000 4,688
8.13% 07/01/27
6
16,000 15,493
CDI Escrow Issuer, Inc.
5.75% 04/01/30
6
5,000 4,555
Churchill Downs, Inc.
4.75% 01/15/28
6
4,000 3,567
Penn National Gaming, Inc.
4.13% 07/01/29
6
10,000 7,706
36,009
Health Care — 11.02%
Bausch Health Cos., Inc.
(Canada)
5.25% 02/15/31
6,7
19,000 9,785
Cano Health LLC
6.25% 10/01/28
6
19,000 15,628
Catalent Pharma Solutions, Inc.
5.00% 07/15/27
6
33,000 31,105
Centene Corp.
2.45% 07/15/28 9,000 7,518
2.63% 08/01/31 7,000 5,604
3.00% 10/15/30 22,000 18,290
Embecta Corp.
6.75% 02/15/30
6
19,000 17,176

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Encompass Health Corp.
4.50% 02/01/28 $ 15,000 $ 12,900
4.63% 04/01/31 13,000 10,576
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
6,7
24,000 20,887
HCA, Inc.
4.63% 03/15/52
6
15,000 12,008
5.63% 09/01/28 10,000 9,868
5.88% 02/01/29 8,000 8,036
Medline Borrower LP
3.88% 04/01/29
6
4,000 3,415
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
6
23,000 18,614
Molina Healthcare, Inc.
3.88% 11/15/30
6
77,000 65,940
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
6
9,000 7,853
Prestige Brands, Inc.
3.75% 04/01/31
6
20,000 16,617
Prime Healthcare Services, Inc.
7.25% 11/01/25
6
20,000 17,156
Tenet Healthcare Corp.
4.25% 06/01/29
6
3,000 2,535
4.63% 07/15/24 3,000 2,888
4.88% 01/01/26
6
3,000 2,775
5.13% 11/01/27
6
21,000 19,015
6.13% 10/01/28
6
5,000 4,312
6.13% 06/15/30
6
15,000 14,078
354,579
Industrials — 4.14%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
6,7
39,000 28,196
Artera Services LLC
9.03% 12/04/25
6
14,000 11,318
Energizer Holdings, Inc.
4.38% 03/31/29
6
17,000 13,136
Graham Packaging Co., Inc.
7.13% 08/15/28
6
14,000 11,251
OT Merger Corp.
7.88% 10/15/29
6
32,000 18,691
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
6,7
5,000 4,675
TransDigm, Inc.
4.63% 01/15/29 17,000 13,707
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
6,7
26,000 24,631
8.50% 08/15/27
6,7
8,000 7,550
133,155
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 0.98%
NCR Corp.
5.13% 04/15/29
6
$ 21,000 $ 17,839
5.25% 10/01/30
6
16,000 13,820
31,659
Insurance — 1.98%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
6
12,000 9,747
6.00% 08/01/29
6
18,000 14,243
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
6
18,000 16,063
AssuredPartners, Inc.
5.63% 01/15/29
6
20,000 16,038
HUB International Ltd.
7.00% 05/01/26
6
8,000 7,572
63,663
Materials — 2.47%
Allegheny Technologies, Inc.
5.13% 10/01/31 7,000 5,474
ASP Unifrax Holdings, Inc.
7.50% 09/30/29
6
16,000 11,203
Axalta Coating Systems, LLC
3.38% 02/15/29
6
14,000 11,447
Carpenter Technology Corp.
7.63% 03/15/30 5,000 4,618
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
6,7
16,000 13,489
Valvoline, Inc.
3.63% 06/15/31
6
18,000 14,434
4.25% 02/15/30
6
12,000 10,041
WR Grace Holdings, LLC
5.63% 08/15/29
6
12,000 8,865
79,571
Real Estate Investment Trust (REIT) — 1.25%
American Campus Communities Operating Partnership LP
2.25% 01/15/29 15,000 13,894
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
6
12,000 9,739
Iron Mountain, Inc.
4.50% 02/15/31
6
4,000 3,285
VICI Properties LP/VICI Note Co., Inc.
5.75% 02/01/27
6
14,000 13,391
40,309
Retail — 4.08%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
4.00% 10/15/30
6,7
18,000 14,535
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
6
19,000 16,221
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
6
24,000 18,540

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
FirstCash, Inc.
4.63% 09/01/28
6
$ 7,000 $ 6,057
5.63% 01/01/30
6
11,000 9,651
Michaels Cos., Inc. (The)
7.88% 05/01/29
6
15,000 9,930
Papa John's International, Inc.
3.88% 09/15/29
6
10,000 8,239
Sonic Automotive, Inc.
4.88% 11/15/31
6
50,000 37,804
Yum! Brands, Inc.
3.63% 03/15/31 9,000 7,581
4.63% 01/31/32 3,000 2,659
131,217
Services — 3.54%
Adtalem Global Education, Inc.
5.50% 03/01/28
6
9,000 8,084
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00% 06/01/29
6
13,000 9,510
GFL Environmental, Inc.
(Canada)
4.00% 08/01/28
6,7
10,000 8,350
Hertz Corp. (The)
4.63% 12/01/26
6
9,000 7,547
5.00% 12/01/29
6
5,000 3,875
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
6
23,000 19,208
Rent-A-Center, Inc.
6.38% 02/15/29
6
6,000 4,710
S&P Global, Inc.
2.90% 03/01/32
6
10,000 8,916
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
6
17,000 16,044
Waste Pro USA, Inc.
5.50% 02/15/26
6
31,000 27,579
113,823
Total Corporates
(Cost $2,429,745) 2,146,257
MORTGAGE-BACKED — 8.38%**
Non-Agency Commercial Mortgage-Backed — 2.56%
BCRR Trust,
Series 2016-FRR3, Class E
(-1.00 X LIBOR USD 1-Month plus 18.35%)
2.74% 05/26/26
1,6
13,295 11,926
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class XA (IO)
1.49% 04/10/46
5
374,798 2,426
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.98% 10/15/45
5
482,372 110
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.65% 12/10/45
5
382,710 525
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2013-CR11, Class XA (IO)
1.07% 08/10/50
5
$ 612,158 $ 5,259
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.39% 01/10/46
5
557,428 1,283
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.78% 02/10/49
5
754,818 13,881
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XA (IO)
1.61% 02/10/46
5
337,975 1,547
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
2.04% 11/10/45
5
705,265 1,611
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA (IO)
0.67% 08/10/46
5
477,115 2,071
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
6
7,424 7,312
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.88% 01/15/47
5
701,462 5,727
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.97% 11/15/47
5
159,230 2,516
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8, Class XA (IO)
1.02% 12/15/48
5
232,595 673
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class XA (IO)
1.69% 12/10/45
5,6
985,041 1,704
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.61% 12/15/45
5,6
1,082,857 1,012
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.49% 08/15/45
5,6
112,678 4
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XB (IO)
0.89% 11/15/45
5,6
2,058,000 4,296
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class XA (IO)
1.25% 03/15/45
5,6
799,214 2,043
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XA (IO)
1.31% 05/15/45
5,6
1,132,347 6,651
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.79% 06/15/46
5
1,022,296 3,544

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2013-C17, Class XA (IO)
1.21% 12/15/46
5
$ 592,889 $ 6,243
82,364
Non-Agency Mortgage-Backed — 5.30%
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
1.18% 02/25/47
1
25,901 12,029
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.30% 10/25/35
1
25,208 24,627
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
2.65% 11/25/37
5
9,445 8,052
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
3.37% 06/25/36
5
22,677 17,547
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
3.05% 11/21/34
5
40,335 38,576
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
5.48% 03/25/36
1,2,3
218,779 27,967
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.19%)
1.81% 04/25/37
1
48,478 20,491
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.26% 07/25/45
1
22,791 21,360
170,649
U.S. Agency Commercial Mortgage-Backed — 0.52%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K024, Class X3 (IO)
1.71% 11/25/40
5
1,000,000 2,545
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K028, Class X3 (IO)
1.72% 06/25/41
5
219,000 2,740
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K721, Class X1 (IO)
0.62% 08/25/22
5
513,320 225
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K721, Class X3 (IO)
1.41% 11/25/42
5
2,800,000 6,053
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.46% 04/16/53
5
$ 459,646 $ 2,769
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.04% 02/16/46
5
141,109 2,322
16,654
Total Mortgage-Backed
(Cost $453,624) 269,667
Total Bonds — 81.79%
(Cost $3,130,894)
2,631,030
Issues Shares Value
COMMON STOCK — 9.04%
Communication Services — 2.68%
Altice USA, Inc.
9
1,736 16,058
AT&T, Inc. 562 11,780
National CineMedia, Inc. 8,649 7,924
Nexstar Media Group, Inc. 107 17,428
T-Mobile U.S., Inc.
9
192 25,832
Warner Bros Discovery, Inc.
9
520 6,978
86,000
Consumer Discretionary — 1.26%
Newell Brands, Inc. 602 11,462
Qurate Retail, Inc. 3,324 9,540
Rent-A-Center, Inc. 809 15,735
Spectrum Brands Holdings, Inc. 47 3,855
40,592
Financials — 0.94%
FirstCash Holdings, Inc. 240 16,683
Wells Fargo & Co. 348 13,631
30,314
Gaming — 0.36%
Penn National Gaming, Inc.
9
382 11,620
Health Care — 0.93%
Bausch Health Cos., Inc.
9
1,127 9,422
Centene Corp.
9
243 20,560
29,982
Industrials — 0.22%
TransDigm Group, Inc.
9
13 6,977
Information Technology — 0.61%
CommScope Holding Co., Inc.
9
1,012 6,194
NCR Corp.
9
239 7,435
SS&C Technologies Holdings, Inc. 105 6,097
19,726
Real Estate Investment Trust (REIT) — 0.96%
Gaming and Leisure Properties, Inc. 492 22,563

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues Shares Value
COMMON STOCK — 9.04% (continued)
Real Estate Investment Trust (REIT) — 0.96% (continued)
Hudson Pacific Properties, Inc. 560 $ 8,310
30,873
Transportation — 0.85%
Hertz Global Holdings, Inc.
9
1,725 27,324
27,324
Utilities — 0.23%
FirstEnergy Corp. 193 7,409
Total Common Stock
(Cost $420,269) 290,817
MASTER LIMITED PARTNERSHIPS — 1.95%
Energy — 1.95%
Enterprise Products Partners LP 1,025 24,980
NGL Energy Partners LP
9
3,312 5,034
Sunoco LP 416 15,496
USA Compression Partners LP 1,017 17,004
62,514
Total Master Limited Partnerships
(Cost $53,459) 62,514
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6.23%
Money Market Funds — 6.23%
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
10
200,418 200,418
Total Short-Term Investments
(Cost $200,418)
Total Investments - 99.01%
(Cost $3,805,040) 3,184,779
Cash and Other Assets, Less Liabilities - 0.99% 31,907
Net Assets - 100.00% $ 3,216,686
1
Floating rate security. The rate disclosed was in effect at June 30, 2022.
2
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
3
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $50,605, which is 1.57% of total net assets.
4
Perpetual security with no stated maturity date.
5
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
6
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
7
Foreign denominated security issued by foreign domiciled entity.
8
Zero coupon bond. The rate shown is the effective yield as of June 30, 2022.
9
Non-income producing security.
10
Represents the current yield as of June 30, 2022.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 4 09/30/22 $ 449,000 $ 1,531 $ 1,531

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
OPPORTUNISTIC HIGH INCOME CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 200,418 $ — $ — $ 200,418
Long-Term Investments:
Bank Loans — 192,468 22,638 215,106
Common Stock 290,817 — — 290,817
Corporates — 2,146,257 — 2,146,257
Master Limited Partnerships 62,514 — — 62,514
Mortgage-Backed Securities — 241,700 27,967 269,667
Other Financial Instruments
*
Assets:
Interest rate contracts 1,531 — — 1,531
Total $ 555,280 $ 2,580,425 $ 50,605 $ 3,186,310
*Other financial instruments include futures. Interest rate contracts include futures.

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
OPPORTUNISTIC HIGH INCOME
CREDIT FUND
BANK
LOANS CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022* $ 31,515 $ 25,166 $ 30,081
Accrued discounts/premiums — — —
Realized (loss) — (3,044) —
Change in unrealized appreciation (depreciation)** (8,877) 1,894 (1,451)
Purchases — — —
Sales — (24,016) (663)
Transfers into Level 3*** — — —
Transfers out of Level 3*** — — —
Balance as of
June 30, 2022
$ 22,638 $ — $ 27,967
*Commencement of Operations.
**The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(10,320) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
***There were no transfers between level 2 and 3 for the period ended June 30, 2022.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
OPPORTUNISTIC HIGH
INCOME CREDIT FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Bank Loans $22,638 Third-Party Vendor Vendor Prices $68.60 $68.60 Increase
Mortgage-Backed
Securities-Non-Agency $27,967 Third-Party Vendor Vendor Prices $12.78 $12.78 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.